Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net (loss) / income	$ 3,247,415	$ (765,615)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Vessel depreciation	(3,386,726)	(1,597,424)
Loss on write-down of vessel held for sale	121,165
Amortization of deferred charges	122,787	118,032
Share-based compensation	60,808	49,565
Unrealized gain on derivatives	468,146	(41,435)
Amortization of debt discount		95,214
Loss on debt extinguishment		328,291
Amortization of fair value of below market time charters acquired	(1,160,839)
Changes in operating assets and liabilities	(2,273,177)	(557,092)
Net cash provided by operating activities	3,973,031	824,384
Cash flows from investing activities:
Cash paid for vessels capitalized expenses and vessel held for sale	(256,482)
Advance received for vessel held for sale	540,783
Net cash provided by investing activities	284,301
Cash flows from financing activities:
Redemption of Series B preferred shares		(11,686,000)
Preferred dividends paid	(320,877)
Loan arrangement fees paid		(120,000)
Proceeds from long-term bank loans		12,000,000
Repayment of long-term bank loans and vessel profit participation liability	(5,295,920)	(10,241,000)
Repayment of related party loan	(625,000)
Offering expenses paid	(40,486)
Net cash used in financing activities	(6,282,283)	(10,047,000)
Net decrease in cash and cash equivalents and restricted cash	(2,024,951)	(9,222,616)
Cash, cash equivalents and restricted cash at beginning of period	5,930,061	13,211,588
Cash, cash equivalents and restricted cash at end of period	3,905,110	3,988,972
Cash breakdown
Cash and cash equivalents	1,338,375	2,000,437
Restricted cash	432,468	454,268
Restricted cash, long term	2,134,267	1,534,267
Cash, cash equivalents and restricted cash at end of period	$ 3,905,110	$ 3,988,972